SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued interest	$ 64,252,834	$ 49,989,414	$ 19,362,859
Accrued separation expense	10,175,814	5,862,500
Other accrued expenses	2,742,434	5,076,951
Accrued expenses and other current liabilities	$ 77,171,082	60,928,865
Other accrued expenses		8,242,451	1,001,804
Accrued expenses and other current liabilities		$ 58,231,865	$ 20,364,663